Stock-Based Compensation (Stock Options Outstanding, Exercisable and Activity) (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Number of Shares
Beginning Balance	4,907,885
Granted	792,957
Exercised	(2,251,975)
Forfeited/Expired	(40,168)
Ending Balance	3,408,699	4,907,885
Vested or expected to vest, at end of period	3,341,323
Exercisable, at end of period	1,271,875
Weighted Average Exercise Price
Beginning Balance (in dollars per share)	$ 60.52
Granted (in dollars per share)	$ 90.28
Exercised (in dollars per share)	$ 54.10
Forfeited/Expired (in dollars per share)	$ 88.94
Ending Balance (in dollars per share)	$ 71.34	$ 60.52
Vested or expected to vest, at end of period (in dollars per share)	$ 71.05
Exercisable, at end of period (in dollars per share)	$ 57.78
Weighted Average Remaining Contractual Life (in years)
Outstanding	6 years 7 months 6 days	5 years 7 months
Vested or expected to vest, at end of period	6 years 7 months 6 days
Exercisable, at end of period	4 years 0 months
Intrinsic Value (in millions)
Outstanding	$ 218	$ 116
Vested or expected to vest, at end of period	215
Exercisable, at end of period	$ 99